Investment Objectives and Goals - Archer Growth ETF	Dec. 23, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Archer Growth ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks long-term total returns while minimizing capital loss.